Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 709,450	$ 100,256	$ 322,768
Prepaid expenses	246,392	88,212	521,878
Total current assets	955,842	188,468	844,646
Prepaid expenses - non-current		0	78,630
Investment held in Trust Account	63,939,672	290,718,297	287,516,153
Total assets	64,895,514	290,906,765	288,439,429
Current liabilities:
Accounts payable and accrued expenses	6,153,608	4,625,892	275,500
Excise tax payable	2,308,378	0
Income taxes payable	785,543	330,151	0
Promissory notes to related parties	1,128,630	370,000	0
Convertible promissory notes – related parties, at fair value	2,645,096	1,409,730	956,115
Total current liabilities	13,021,255	6,735,773	1,231,615
Warrant liabilities	15,154,125	12,149,250	12,647,250
Total liabilities	28,175,380	18,885,023	13,878,865
Commitments and Contingencies
Class A common stock subject to possible redemption; 6,104,682 and 28,750,000 shares at redemption value at September 30, 2023 and December 31, 2022, respectively ($10.34 and $10.10 at September 30, 2023 and December 31, 2022)	63,123,555	290,347,008	287,500,000
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	0	0
Accumulated deficit	(26,404,140)	(18,325,985)	(12,940,155)
Total Stockholders' Deficit	(26,403,421)	(18,325,266)	(12,939,436)
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit	64,895,514	290,906,765	288,439,429
Common Class A [Member]
Stockholders' Deficit:
Common Stock, Value	719
Common Class B [Member]
Stockholders' Deficit:
Common Stock, Value		$ 719	$ 719